Shareholder Report, Holdings (Details)	Dec. 31, 2024
TFA Tactical Income Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.53%
TFA Tactical Income Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
TFA Tactical Income Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.68%
TFA Tactical Income Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
TFA Tactical Income Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.69%
TFA Tactical Income Fund (Class I) | ProShares High Yield-Interest Rate Hedged ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.64%
TFA Tactical Income Fund (Class I) | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.47%
TFA Tactical Income Fund (Class I) | ProShares UltraShort 20+ Year Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.04%
TFA Tactical Income Fund (Class I) | Innovator U.S. Equity Accelerated 9 Buffer ETF - January [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%
TFA Tactical Income Fund (Class I) | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
TFA Tactical Income Fund (Class I) | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
TFA Tactical Income Fund (Class I) | SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.59%
TFA Tactical Income Fund (Class I) | Virtus Private Credit Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Tactical Growth Allocation Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
Tactical Growth Allocation Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
Tactical Growth Allocation Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.43%
Tactical Growth Allocation Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
Tactical Growth Allocation Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Tactical Growth Allocation Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.63%
Tactical Growth Allocation Fund (Class I) | Direxion HCM Tactical Enhanced U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
Tactical Growth Allocation Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.78%
Tactical Growth Allocation Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
Tactical Growth Allocation Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%
Tactical Growth Allocation Fund (Class I) | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
Tactical Growth Allocation Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Tactical Growth Allocation Fund (Class I) | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Tactical Growth Allocation Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%
Tactical Growth Allocation Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Tactical Growth Allocation Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Tactical Growth Allocation Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
Tactical Growth Allocation Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
Tactical Growth Allocation Fund (Class I) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%
Tactical Growth Allocation Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Tactical Growth Allocation Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%
Tactical Growth Allocation Fund (Class I) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Tactical Growth Allocation Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Tactical Growth Allocation Fund (Class I) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%
TFA Quantitative Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TFA Quantitative Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.19%
TFA Quantitative Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.45%
TFA Quantitative Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.13%
TFA Quantitative Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%
TFA Quantitative Fund (Class I) | Direxion HCM Tactical Enhanced U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%
TFA Quantitative Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.19%
TFA Quantitative Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.54%
TFA Quantitative Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
TFA Quantitative Fund (Class I) | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
TFA Quantitative Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.99%
TFA Quantitative Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.88%
TFA Quantitative Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%
TFA Quantitative Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
TFA Quantitative Fund (Class I) | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.55%
TFA AlphaGen Growth Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
TFA AlphaGen Growth Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.33%
TFA AlphaGen Growth Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
TFA AlphaGen Growth Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
TFA AlphaGen Growth Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.33%
TFA AlphaGen Growth Fund (Class I) | Invesco S&P 500 Equal Weight ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
TFA AlphaGen Growth Fund (Class I) | First American Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
TFA AlphaGen Growth Fund (Class I) | SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.97%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
TFA AlphaGen Growth Fund (Class I) | iShares MSCI USA Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%
TFA AlphaGen Growth Fund (Class I) | Financial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
TFA AlphaGen Growth Fund (Class I) | FT Vest Laddered Buffered ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
TFA AlphaGen Growth Fund (Class I) | Industrial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
TFA AlphaGen Growth Fund (Class I) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%
TFA AlphaGen Growth Fund (Class I) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
TFA AlphaGen Growth Fund (Class I) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
TFA AlphaGen Growth Fund (Class I) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%
TFA AlphaGen Growth Fund (Class I) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
TFA AlphaGen Growth Fund (Class I) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%